Segment Information	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Segment Information	NOTE 3 SEGMENT INFORMATION The Company has four reportable operating segments: Nutrien Ag Solutions (“Retail”), Potash, Nitrogen and Phosphate. The Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and it provides services directly to growers through a network of farm centers in North America, South America and Australia. The Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each produces. The Executive Leadership Team (“ELT”), composed of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). The CODM uses adjusted net earnings (loss) before finance costs, income taxes, and depreciation and amortization (“adjusted EBITDA”) to measure performance and allocate resources to the operating segments. The CODM considers adjusted EBITDA to be a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it excludes the impact of impairments and other costs that are centrally managed by our corporate function. We determine the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capacities or historical trends. Corporate 2022 Retail Potash Nitrogen Phosphate and Others Eliminations Consolidated Sales – third party 21,266 7,600 6,755 2,263 ‐ ‐ 37,884 – intersegment 84 599 1,293 357 ‐ (2,333) ‐ Sales – total 21,350 8,199 8,048 2,620 ‐ (2,333) 37,884 Freight, transportation and distribution ‐ 300 515 243 ‐ (186) 872 Net sales 21,350 7,899 7,533 2,377 ‐ (2,147) 37,012 Cost of goods sold 16,171 1,400 4,252 1,884 ‐ (2,119) 21,588 Gross margin 5,179 6,499 3,281 493 ‐ (28) 15,424 Selling expenses 3,392 10 28 7 (1) (22) 3,414 General and administrative expenses 200 9 17 13 326 ‐ 565 Provincial mining taxes ‐ 1,149 ‐ ‐ ‐ ‐ 1,149 Share-based compensation expense ‐ ‐ ‐ ‐ 63 ‐ 63 Reversal of impairment of assets (Note 13) ‐ ‐ ‐ (780) ‐ ‐ (780) Other expenses (income) 29 5 (137) 67 227 13 204 Earnings (loss) before finance costs and income taxes 1,558 5,326 3,373 1,186 (615) (19) 10,809 Depreciation and amortization 752 443 558 188 71 ‐ 2,012 EBITDA 1 2,310 5,769 3,931 1,374 (544) (19) 12,821 Integration and restructuring related costs 2 ‐ ‐ ‐ 44 ‐ 46 Share-based compensation expense ‐ ‐ ‐ ‐ 63 ‐ 63 Reversal of impairment of assets (Note 13) ‐ ‐ ‐ (780) ‐ ‐ (780) COVID-19 coronavirus pandemic ("COVID-19") related expenses ‐ ‐ ‐ ‐ 8 ‐ 8 Foreign exchange loss, net of related derivatives ‐ ‐ ‐ ‐ 31 ‐ 31 Gain on disposal of investment (19) ‐ ‐ ‐ ‐ ‐ (19) Adjusted EBITDA 2,293 5,769 3,931 594 (398) (19) 12,170 Assets 24,451 13,921 11,807 2,661 2,622 (876) 54,586 1 EBITDA is calculated as net earnings (loss) before finance costs, income taxes, and depreciation and amortization. Corporate 2021 Retail Potash Nitrogen Phosphate and Others Eliminations Consolidated Sales – third party 17,665 4,021 4,216 1,810 ‐ ‐ 27,712 – intersegment 69 386 921 236 ‐ (1,612) ‐ Sales – total 17,734 4,407 5,137 2,046 ‐ (1,612) 27,712 Freight, transportation and distribution ‐ 371 448 217 ‐ (185) 851 Net sales 17,734 4,036 4,689 1,829 ‐ (1,427) 26,861 Cost of goods sold 13,134 1,285 2,963 1,408 ‐ (1,338) 17,452 Gross margin 4,600 2,751 1,726 421 ‐ (89) 9,409 Selling expenses 3,124 9 24 6 (21) ‐ 3,142 General and administrative expenses 168 8 15 11 275 ‐ 477 Provincial mining taxes ‐ 466 ‐ ‐ ‐ ‐ 466 Share-based compensation expense ‐ ‐ ‐ ‐ 198 ‐ 198 Impairment of assets (Note 13) ‐ 7 22 4 ‐ ‐ 33 Other expenses (income) 86 22 (64) 15 253 ‐ 312 and income taxes Earnings (loss) before finance costs 1,222 2,239 1,729 385 (705) (89) 4,781 Depreciation and amortization 706 488 557 151 49 ‐ 1,951 EBITDA 1,928 2,727 2,286 536 (656) (89) 6,732 Integration and restructuring related costs 10 ‐ ‐ ‐ 33 ‐ 43 Share-based compensation expense ‐ ‐ ‐ ‐ 198 ‐ 198 Impairment of assets (Note 13) ‐ 7 22 4 ‐ ‐ 33 COVID-19 related expenses ‐ ‐ ‐ ‐ 45 ‐ 45 related derivatives Foreign exchange loss, net of ‐ ‐ ‐ ‐ 39 ‐ 39 adjustment (Note 6) Cloud computing transition 1 2 ‐ ‐ 33 ‐ 36 Adjusted EBITDA 1,939 2,736 2,308 540 (308) (89) 7,126 Assets 22,387 13,148 11,093 1,699 2,266 (639) 49,954 Retail Segment Products Sales Crop nutrients Dry and liquid macronutrient products including potash, nitrogen and phosphate, proprietary liquid micronutrient products, and nutrient application services. Crop protection products Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds and other pests. Seed Various third-party supplier seed brands and proprietary seed product lines. Merchandise Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products. Nutrien Financial Financing solutions provided to Retail branches and customers in support of Nutrien’s agricultural product and service sales. Services and other revenues Product application, soil and leaf testing, crop scouting and precision agriculture services, and water services. Products Sales Prices Impacted By Potash North American – primarily granular Offshore (international) – primarily granular and standard North American prices referenced at delivered prices (including transportation and distribution costs) International prices pursuant to term and spot contract prices (excluding transportation and distribution costs) Nitrogen Ammonia, urea, urea ammonium nitrate, industrial grade ammonium nitrate and ammonium sulfate Global energy costs and supply Phosphate Solid fertilizer, liquid fertilizer, industrial products and feed products Global prices and supplies of ammonia and sulfur 2022 2021 Retail sales by product line Crop nutrients 10,060 7,290 Crop protection products 7,067 6,333 Seed 2,112 2,008 Merchandise 1,019 1,033 Nutrien Financial 267 189 Services and other 1 966 980 Nutrien Financial elimination 1,2 (141) (99) 21,350 17,734 Potash sales by geography Manufactured product North America 2,785 2,009 Offshore 3 5,414 2,398 8,199 4,407 Nitrogen sales by product line Manufactured product Ammonia 2,834 1,556 Urea 2,037 1,568 Solutions, nitrates and sulfates 1,996 1,274 Other nitrogen and purchased products 1,181 739 8,048 5,137 Phosphate sales by product line Manufactured product Fertilizer 1,520 1,250 Industrial and feed 763 574 Other phosphate and purchased products 337 222 2,620 2,046 1 Certain immaterial 2021 figures have been reclassified. 2 Represents elimination for the interest and service fees charged by Nutrien Financial to Retail branches. 3 Relates to Canpotex (Note 28) and includes other revenue representing provisional pricing adjustments of $ (105) (2021 – $ 282 ). Sales – Third Party 1 Non-Current Assets 2 2022 2021 2022 2021 United States 20,089 16,009 15,971 15,095 Canada 3,783 3,094 18,303 17,766 Australia 3,877 3,591 1,105 1,202 Canpotex (Note 28) 5,414 2,398 ‐ ‐ Trinidad 15 258 688 638 Brazil 1,136 567 851 391 Other 3,570 3 1,795 3 521 340 37,884 27,712 37,439 35,432 1 Sales by location of customers. 2 Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets. 3 Other third-party sales primarily relate to Argentina of $ 666 (2021 – $ 526 ), Europe of $ 856 (2021 – $ 236 ) and Others of $ 2,048 (2021 – $ 1,033 ). Canpotex sales by market (%) 2022 2021 Latin America 34 38 Other Asian markets 1 34 35 China 14 11 Other markets 10 10 India 8 6 1 All Asian markets except China and India.